SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 225	$ 505
Work in process	519	383
Finished goods	560	89
Inventory net	$ 1,304	$ 977